Ordinary shares	12 Months Ended
Dec. 31, 2023
Treasury stocks
Ordinary shares
11.	Ordinary shares

The Company’s authorized share capital is designated into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to fifteen votes. In addition, certain matters including those related to the change of control of the Company require an additional approval by the holders of a majority of Class A ordinary shares voting as a separate class. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Class B ordinary shares will be automatically converted into the same number of Class A ordinary shares under certain circumstances, including any transfer of Class B ordinary shares by the holder thereof to any person or entity which is not an affiliate of such holder.

As of January 1, 2021, the authorized ordinary shares are 1,000,000,000,000, of which 2,372,222,222 shares were issued and 2,328,326,132 shares were outstanding. These outstanding shares consist of (1) 2,016,701,688 Class A ordinary shares and (2) 311,624,444 Class B ordinary shares, which were held by the Chairman and CEO of the Company.

On May 3, 2021, the Company issued 13,492,065 ADSs (202,380,975 Class A ordinary shares) to certain institutional investors for US$158,634, net of issuance cost. The Company also issued to the investors warrants to purchase up to an aggregate of 4,047,620 ADSs (60,714,300 Class A ordinary shares). Also, the Company issued warrants to two placement agents, which entitles them to purchase up to an aggregate of 674,603 ADSs (10,119,045 Class A ordinary shares). The Company classified the warrants as warrant liability and the fair value of the warrant liability was US$39,877 as of the issuance date, the residual proceeds of US$118,757 was allocated to the Company’s ordinary shares. On June 23, 2022, the Company repurchased the warrants and the warrant liability was extinguished (Note 10).

At-the-Market Offering Agreements

On April 8, 2022, the Company entered into an At-the-market offering agreement, providing for a potential at-the-market equity offering program, with H.C. Wainwright & Co., LLC. For the year ended December 31, 2023, the Company issued 1,532,219 ADSs (22,983,285 Class A ordinary shares) with net proceeds of US$4,188. Effective November 10, 2023, the Company terminated its at-the-market offering agreement with H.C. Wainwright & Co., LLC.

On November 10, 2023, the Company entered into an At Market Issuance Sales Agreement with B. Riley Securities, Inc., pursuant to which the Company may issue up to US$68,000 of the ADSs. For the year ended December 31, 2023, the Company issued 31,347,044 ADSs (470,205,660 Class A ordinary shares) with net proceeds of US$61,242.

On November 24, 2023, the Company’s board of directors authorized the issuance of 125,000 Series A Convertible Preferred Shares by re-designation of the authorized but unissued Class A Ordinary Shares.

As of December 31, 2023, the authorized ordinary shares are 999,999,875,000, of which 3,772,078,667 shares were issued and 3,514,973,327 shares were outstanding. These outstanding shares consist of (1) 3,203,348,883 Class A ordinary shares and (2) 311,624,444 Class B ordinary shares, which were held by the Chairman and CEO of the Company.